Other Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Financial Information
3.	Other Financial Information

Property and Equipment

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	September 30, 2018	December 31, 2017
Manufacturing, clinical and laboratory equipment	$6,805	$7,500
Leasehold improvements	4,764	4,727
Office furniture and equipment	268	234
Construction in progress	—	17

	11,837	12,478
Less: accumulated depreciation and amortization	(10,947)	(10,323)

Total	$890	$2,155

Depreciation and amortization expense was $204,000 and $216,000 for the three months ended September 30, 2018 and 2017, respectively, and $628,000 and $780,000 for the nine months ended September 30, 2018 and 2017, respectively.

In September 2018, we ceased substantially all of our development efforts related to ELAD. This resulted in a substantial change in the expected use of our long-lived assets and a significant decrease in the benefits expected to be realized from these assets. Accordingly, we recognized an impairment charge of 1.2 million on our property and equipment in the condensed consolidated statements of operations for the three and nine months ended September 30, 2018 reflecting the difference in the carrying value of such property and equipment and its estimated fair value. The impairment charge is reflected as a reduction in the cost of the related assets.

Accrued Expenses

Accrued expenses consist of (in thousands):

	September 30, 2018	December 31, 2017
Accrued clinical and related costs	$3,289	$5,377
Accrued compensation and related taxes	1,081	3,591
Accrued other	182	173

Total	$4,552	$9,141

As a result of the completion of our VTL-308 clinical trial, we gained access to subject-specific information for estimating our clinical accruals as of September 30, 2018. This enabled us to further analyze the clinical trial accrual against the actual services performed and to adjust our clinical trial accrual based on such information. As a result of this analysis, we reduced our clinical trial accrual as of September 30, 2018 and reduced research and development expense for the three and nine months ended September 30, 2018 by $356,000.

3.	Other Financial Information

Property and Equipment

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	December 31,
	2017	2016
Manufacturing, clinical and laboratory equipment	$7,500	$7,325
Leasehold improvements	4,727	4,450
Office furniture and equipment	234	220
Construction in progress	17	111

	12,478	12,106
Less: accumulated depreciation and amortization	(10,323)	(9,601)

Total	$2,155	$2,505

Depreciation and amortization expense was $998,000, $1.8 million and $1.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Accrued Expenses

Accrued expenses consist of (in thousands):

	December 31,
	2017	2016
Accrued clinical and related costs	$5,377	$2,316
Accrued compensation and related taxes	3,591	2,154
Accrued other	173	186

Total	$9,141	$4,656